CONTENTS

Letter to Shareholders	1

Schedule of Portfolio Investments	3

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

PACHOLDER HIGH YIELD FUND, INC.

Dear Shareholders:

First Quarter 2012 Review

In the first quarter of 2012, investors’ appetite for risk was supported by steady signs of recovery in the U.S. economy and aggressive measures taken by European officials to help combat the region’s debt crisis. In addition, central banks across the developed world remained committed to accommodative monetary policies, which caused credit spreads to decline (bond prices generally increase when credit spreads decrease). This environment supported high yield bonds and helped the asset class post a strong positive return in the first quarter of 2012.

For the first quarter of 2012, the Pacholder High Yield Fund, Inc. (the “Fund”) returned 8.05% based on net asset value (“NAV”) compared to the 5.03% return for the Credit Suisse High Yield Index, Developed Countries Only (the “Index”) and the 7.03% average total return of the Morningstar Closed-End High Yield Category.

The Fund’s relative outperformance versus the Index for the first quarter of 2012 was due in large part to security selection in the financial and gaming/leisure sectors. Security selection in the healthcare and metals/minerals sectors detracted from relative performance. The Fund’s relative outperformance was enhanced due to the leverage obtained through its Auction Rate Preferred Shares (“ARPS”).

According to Moody’s Investor Services, Inc. (Moody’s), the global speculative-grade issuer-weighted default rate increased to 2.3% in March 2012 from the December 2011 rate of 1.8%. Moody’s predicted, under its baseline scenario, that the global speculative-grade default rate will climb to 3.0% by the end of 2012.

Fund Strategy

The Fund continued to use a credit bar bell investment strategy. To implement this strategy, the Fund invested a portion of its assets in relatively liquid high yield securities that demonstrated improving fundamentals, and took targeted credit risk when the Fund’s portfolio managers’ analysis indicated a favorable risk/reward opportunity. This targeted credit risk included investments in performing and non-performing bonds and loan assignments of firms that were trading at distressed levels or emerging from an administrative re-organization.

Auction Rate Preferred Shares and Dividends

Since February 2008, most auctions for preferred shares of closed-end funds and auction rate securities of other issuers have failed. The weekly auctions for the Fund’s ARPS have failed since February 13, 2008. Since that time, a number of broker-dealers announced that they will offer to repurchase auction rate securities from certain clients. Any action taken by the Fund to provide liquidity to the ARPS must be in the best interest of the Fund as a whole.

During the year the Fund paid a monthly dividend of $0.07 per common share and anticipates paying a monthly dividend of $0.07, subject to market conditions and the requirement that the Fund maintain asset coverage of at least 200% of the ARPS after payment of dividends. The amount of monthly dividend may be more or less than the actual income earned by the Fund in a given month and the Board of Directors will continue to monitor the continuing appropriateness of the dividend level in light of market conditions and income earned by the Fund over time.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

George C.W. Gatch

CEO-Global Funds Management

J.P. Morgan Asset Management

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this

PACHOLDER HIGH YIELD FUND, INC.

Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting and legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

Availability of Portfolio Holdings and Other Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top ten holdings as of the last day of each month as well as certain other fund facts including estimated undistributed net income and statistical information will also be available on the Fund’s website.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of March 31, 2012 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

COMMERCIAL MORTGAGE- BACKED SECURITY — 0.8%
Banc of America Large Loan, Inc., Private Placement, Series 2010- HLTN, Class HLTN, VAR, 1.992%, 11/15/15[2] (Cost $776,923)	$852		$796,605	0.8%

CONVERTIBLE BONDS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
HOTELS, RESTAURANTS & LEISURE — 0.1%
Real Mex Restaurants, Inc., 1.200%, 03/21/18[3,9]	77		76,923	0.1

MATERIALS — 0.0%[12]
CONSTRUCTION MATERIALS — 0.0%[12]
U.S. Concrete, Inc., Private Placement Sec’d Nt, 9.500%, 08/31/15[2,7]	46		46,805	0.0	[12]

Total Convertible Bonds
(Cost $122,923)			123,728	0.1

CORPORATE BONDS — 110.5%
CONSUMER DISCRETIONARY — 26.1%
AUTO COMPONENTS — 0.2%
Goodyear Tire & Rubber Co. (The), Co Guar, 7.000%, 05/15/22	215		209,088	0.2

AUTOMOBILES — 2.3%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d Nt, 8.000%, 06/15/19	200		201,000	0.2
8.250%, 06/15/21	600		606,000	0.5
Ford Holdings LLC, 9.300%, 03/01/30	262		337,980	0.3
9.375%, 03/01/20[10]	150		181,500	0.2
Ford Motor Co., 7.750%, 06/15/43	750		795,000	0.7
8.900%, 01/15/32	125		153,750	0.2
Ford Motor Co., Nt, 9.980%, 02/15/47	125		163,125	0.2
Motors Liquidation Co., 0.000%, 03/15/36[1,3,4,9]	55 Units		275	0.0	[12]
5.250%, 03/06/32[3,9]	25 Units		6,241	0.0	[12]
6.250%, 07/15/33[3,9]	15 Units		3,718	0.0	[12]
7.250%, 04/15/41[3,9]	–Units	[11]	53	0.0	[12]
7.250%, 07/15/41[3,9]	–Units	[11]	23	0.0	[12]
7.250%, 02/15/52[3,9]	7 Units		1,825	0.0	[12]
7.375%, 05/15/48[3,9]	10 Units		2,413	0.0	[12]
7.375%, 10/01/51[3,9]	–Units	[11]	61	0.0	[12]

AUTOMOBILES — (continued)
Motors Liquidation Co., Debentures, 6.750%, 05/01/28[1,3,4,9]	$50		$500	0.0%[12]
8.100%, 06/15/24[1,3,4,9]	1,725		17,250	0.0	[12]
8.375%, 07/15/33[1,3,4,9]	425		4,250	0.0	[12]

			2,474,964	2.3
BROADCASTING & CABLE TV — 4.5%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	125		—	0.0
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750		3,750	0.0	[12]
9.375%, 11/15/09[1,4]	560		2,800	0.0	[12]
Cablevision Systems Corp., 8.000%, 04/15/20	370		391,275	0.4
Cablevision Systems Corp., Sr Unsec’d Nt, 8.625%, 09/15/17	187		203,596	0.2
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 01/15/19	313		331,780	0.3
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar, 6.500%, 04/30/21	300		310,500	0.3
6.625%, 01/31/22	108		112,050	0.1
7.250%, 10/30/17	100		107,250	0.1
7.375%, 06/01/20	35		37,975	0.0	[12]
8.125%, 04/30/20	550		610,500	0.6
Cequel Communications Holdings I LLC and Cequel Capital Corp., Private Placement, Sr Nt, 8.625%, 11/15/17[2]	243		260,921	0.2
DISH DBS Corp., Sr Nt, Co Guar, 6.750%, 06/01/21	600		646,500	0.6
7.875%, 09/01/19	110		126,500	0.1
Harron Communications LP/Harron Finance Corp., Private Placement, Sr Nt, 9.125%, 04/01/20[2]	160		165,200	0.2
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr Unsec’d Nt, 8.500%, 10/15/15	67		69,010	0.1
Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	211		229,199	0.2
Mediacom LLC/Mediacom Capital Corp., Private Placement, Sr Unsec’d Nt, 7.250%, 02/15/22[2]	30		30,300	0.0	[12]
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany), 8.125%, 12/01/17[2]	375		405,000	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

BROADCASTING & CABLE TV — (continued)
UPCB Finance III Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 6.625%, 07/01/20[2]	$150	$153,000	0.1%
UPCB Finance V Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 7.250%, 11/15/21[2]	300	317,250	0.3
Videotron Ltee, Private Placement, Co Guar, (Canada), 5.000%, 07/15/22[2]	50	49,500	0.1
Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	225	252,000	0.2

		4,815,856	4.5
DIVERSIFIED CONSUMER SERVICES — 0.5%
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt, 7.750%, 02/01/15[2,10]	700	581,000	0.5

GAMING — 5.8%
American Casino & Entertainment Properties LLC, Sr Sec’d Nt, 11.000%, 06/15/14	105	111,300	0.1
Ameristar Casinos, Inc., Nt, Co Guar, 7.500%, 04/15/21	285	298,894	0.3
Chukchansi Economic Development Authority, Private Placement, 8.000%, 11/15/13[2]	766	547,690	0.5
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d Nt, PIK, 11.500%, 01/15/17	412	456,446	0.4
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	225	232,031	0.2
Isle of Capri Casinos, Inc., Sr Nt, 7.000%, 03/01/14	250	248,750	0.2
Isle of Capri Casinos, Inc., Sr Nt, Co Guar, 7.750%, 03/15/19	270	272,700	0.2
MCE Finance Ltd., Sr Sec’d Nt, (Cayman Islands), 10.250%, 05/15/18	225	252,563	0.2
MGM Resorts International, Co Guar, 7.625%, 01/15/17	101	104,283	0.1
7.750%, 03/15/22	54	54,945	0.1
10.000%, 11/01/16	1,000	1,120,000	1.0

GAMING — (continued)
MGM Resorts International, Private Placement, Co Guar, 8.625%, 02/01/19[2]	$180	$193,050	0.2%
Peninsula Gaming LLC/Peninsula Gaming Corp., Co Guar, 10.750%, 08/15/17	250	276,250	0.3
Pinnacle Entertainment, Inc., 8.750%, 05/15/20	260	284,050	0.3
ROC Finance LLC/ROC Finance 1 Corp., Private Placement, Sec’d Nt, 12.125%, 09/01/18[2]	235	262,025	0.2
Seminole Hard Rock Entertainment, Inc., Private Placement, VAR, 2.974%, 03/15/14[2]	500	492,500	0.5
Seneca Gaming Corp., Private Placement, 8.250%, 12/01/18[2]	210	214,725	0.2
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.375%, 06/15/15[2,10]	691	499,247	0.5
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Private Placement, Sec’d Nt, 8.625%, 04/15/16[2]	100	106,000	0.1
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Private Placement, 1st Mtg, 5.375%, 03/15/22[2]	135	131,625	0.1
Yonkers Racing Corp., Private Placement, Sec’d Nt, 11.375%, 07/15/16[2]	100	107,250	0.1

		6,266,324	5.8
HOTELS, RESTAURANTS & LEISURE — 1.4%
Burger King Corp., Sr Nt, Co Guar, 9.875%, 10/15/18	100	112,000	0.1
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Co Guar, 9.125%, 08/01/18	100	112,250	0.1
Cinemark USA, Inc., Sr Nt, Co Guar, 8.625%, 06/15/19	185	205,350	0.2
CKE Restaurants, Inc., Sr Sec’d Nt, 11.375%, 07/15/18	235	268,487	0.3
DineEquity, Inc., Sr Nt, Co Guar, 9.500%, 10/30/18	100	109,500	0.1
Host Hotels & Resorts LP, Private Placement, Co Guar, 6.000%, 10/01/21[2]	40	42,700	0.0 [12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE — (continued)
Landry’s, Inc., Sr Sec’d Nt, 11.625%, 12/01/15	$320	$356,400	0.3%
Real Mex Restaurants, Inc., 7.000%, 03/15/14[3,9]	138	137,902	0.1
11.000%, 03/15/14[3,9]	87	87,098	0.1
Vail Resorts, Inc., Co Guar, 6.500%, 05/01/19	100	105,000	0.1

		1,536,687	1.4
HOUSEHOLD DURABLES — 1.6%
American Standard Americas, Private Placement, 10.750%, 01/15/16[2]	100	72,000	0.1
KB Home, Co Guar, 6.250%, 06/15/15	76	74,480	0.1
KB Home, Sr Nt, Co Guar, 5.875%, 01/15/15	105	103,425	0.1
Lennar Corp., Nt, Co Guar, 12.250%, 06/01/17	200	257,000	0.2
Lennar Corp., Sr Nt, 6.950%, 06/01/18	190	201,400	0.2
M/I Homes, Inc., Co Guar, 8.625%, 11/15/18	225	225,000	0.2
MDC Holdings, Inc., Co Guar, 5.625%, 02/01/20	140	137,877	0.1
Meritage Homes Corp., Private Placement, Sr Nt, 7.000%, 04/01/22[2]	65	65,162	0.1
Standard Pacific Corp., Sec’d Nt, 8.375%, 05/15/18	165	175,519	0.2
Standard Pacific Corp., Sr Nt, 10.750%, 09/15/16	210	241,500	0.2
Standard Pacific Corp., Sr Nt, Co Guar, 8.375%, 01/15/21	105	110,250	0.1

		1,663,613	1.6
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Eastman Kodak Co., Private Placement, 9.750%, 03/01/18[1,2,4]	162	139,725	0.1
FGI Holding Co., Inc., Co Guar, PIK, 13.000%, 10/01/15	245	251,312	0.2
Icon Health & Fitness, Private Placement, 11.875%, 10/15/16[2]	225	190,406	0.2

		581,443	0.5
MEDIA — 6.1%
Clear Channel Communications, Inc., Sr Sec’d Nt, 9.000%, 03/01/21	400	360,000	0.3

MEDIA — (continued)
Clear Channel Worldwide Holdings, Inc., Private Placement, Co Guar, 7.625%, 03/15/20[2]	$175	$171,500	0.2%
7.625%, 03/15/20[2]	25	24,125	0.0	[12]
Clear Channel Worldwide Holdings, Inc., Sr Nt, 9.250%, 12/15/17	250	274,063	0.3
9.250%, 12/15/17	125	136,406	0.1
Gannett Co., Inc., Nt, Co Guar, 6.375%, 09/01/15	50	53,250	0.0	[12]
7.125%, 09/01/18	200	210,500	0.2
Hughes Satellite Systems Corp., Sr Nt, Co Guar, 7.625%, 06/15/21	85	91,162	0.1
Hughes Satellite Systems Corp., Sr Sec’d Nt, 6.500%, 06/15/19	88	91,960	0.1
Intelsat Jackson Holdings S.A., Co Guar, (Luxembourg), 8.500%, 11/01/19	150	164,625	0.2
Intelsat Jackson Holdings S.A., Nt, Co Guar, (Luxembourg), 7.250%, 04/01/19	200	210,250	0.2
Intelsat Jackson Holdings S.A., Sr Nt, Co Guar, (Luxembourg), 7.250%, 10/15/20	150	157,687	0.1
Intelsat Luxembourg S.A., (Luxembourg), PIK, 12.500%, 02/04/17	1,132	1,177,149	1.1
Intelsat Luxembourg S.A., Private Placement, Nt, Co Guar, (Luxembourg), PIK, 12.500%, 02/04/17[2]	160	164,800	0.2
Intelsat Luxembourg S.A., Sr Nt, Co Guar, (Luxembourg), 11.250%, 02/04/17	250	260,000	0.2
McClatchy Co. (The), 11.500%, 02/15/17	200	212,500	0.2
Media General, Inc., 11.750%, 02/15/17	480	465,600	0.4
NAI Entertainment Holdings LLC, Private Placement, 8.250%, 12/15/17[2]	100	109,750	0.1
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	400	429,000	0.4
Radio One, Inc., Sr Sub Nt, Co Guar, PIK, 15.000%, 05/24/16	530	418,484	0.4
Regal Cinemas Corp., Nt, Co Guar, 8.625%, 07/15/19	150	163,875	0.2
Sinclair Television Group, Inc., Co Guar, 8.375%, 10/15/18	200	216,000	0.2
Sinclair Television Group, Inc., Private Placement, Sec’d Nt, 9.250%, 11/01/17[2]	200	222,500	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Telesat Canada/Telesat LLC, (Canada), 11.000%, 11/01/15	$136	$145,180	0.1%
12.500%, 11/01/17[10]	150	167,625	0.2
Univision Communications, Inc., Private Placement, Sr Sec’d Nt, 6.875%, 05/15/19[2]	60	60,825	0.1
7.875%, 11/01/20[2]	100	105,000	0.1
Valassis Communications, Inc., Sr Nt, Co Guar, 6.625%, 02/01/21	150	153,750	0.1
WMG Acquisition Corp., Private Placement, Co Guar, 11.500%, 10/01/18[2]	50	53,500	0.0	[12]
WMG Acquisition Corp., Sr Sec’d Nt, 9.500%, 06/15/16	100	109,000	0.1

		6,580,066	6.1
MULTILINE RETAIL — 0.1%
Sears Holdings Corp., Sr Sec’d Nt, 6.625%, 10/15/18	125	111,094	0.1

SPECIALTY RETAIL — 2.4%
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2]	455	470,356	0.4
Claire’s Stores, Inc., Sec’d Nt, 8.875%, 03/15/19	674	593,120	0.6
Gymboree Corp., Co Guar, 9.125%, 12/01/18	550	507,375	0.5
J. Crew Group, Inc., Sr Nt, Co Guar, 8.125%, 03/01/19	449	456,857	0.4
NBC Acquisition Corp., 11.000%, 03/15/13[1,4]	270	2,700	0.0	[12]
Nebraska Book Co., Inc., 8.625%, 03/15/12[1,4]	370	3,700	0.0	[12]
Nebraska Book Co., Inc., Sec’d Nt, 10.000%, 12/01/11	345	230,288	0.2
Needle Merger Sub Corp., Private Placement, Sr Nt, 8.125%, 03/15/19[2]	200	201,000	0.2
Number Merger Sub, Inc., Private Placement, Sr Nt, 11.000%, 12/15/19[2]	125	133,750	0.1

		2,599,146	2.4

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Quiksilver, Inc., 6.875%, 04/15/15	$748	$751,740	0.7%

Total Consumer Discretionary		28,171,021	26.1

CONSUMER STAPLES — 4.6%
BEVERAGES — 0.1%
Constellation Brands, Inc., Sr Nt, Co Guar, 7.250%, 09/01/16	100	113,250	0.1

FOOD & STAPLES RETAILING — 2.5%
Ingles Markets, Inc., 8.875%, 05/15/17	190	205,675	0.2
New Albertsons, Inc., Unsec’d Nt, 7.450%, 08/01/29	375	286,875	0.3
8.000%, 05/01/31	375	284,063	0.2
Rite Aid Corp., 9.500%, 06/15/17	1,500	1,503,750	1.4
SUPERVALU, Inc., Sr Unsec’d Nt, 7.500%, 11/15/14	400	407,000	0.4

		2,687,363	2.5
FOOD PRODUCTS — 1.5%
Bumble Bee Acquisition Corp., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	146	148,920	0.1
Dean Foods Co., Co Guar, 7.000%, 06/01/16	210	215,775	0.2
Dean Foods Co., Sr Nt, Co Guar, 9.750%, 12/15/18	45	49,781	0.0	[12]
Eurofresh, Inc., 15.000%, 11/18/16[3,9]	489	254,240	0.2
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Sr Unsec’d Nt, 7.250%, 06/01/21[2]	120	116,100	0.1
8.250%, 02/01/20[2]	183	188,033	0.2
JBS USA LLC/JBS USA Finance, Inc., Sr Nt, Co Guar, 11.625%, 05/01/14	75	87,375	0.1
Pilgrim’s Pride Corp., Co Guar, 7.875%, 12/15/18	105	104,737	0.1
Simmons Foods, Inc., Private Placement, 10.500%, 11/01/17[2]	325	313,219	0.3
Smithfield Foods, Inc., Sr Unsec’d Nt, 7.750%, 07/01/17	145	163,850	0.2

		1,642,030	1.5
PERSONAL PRODUCTS — 0.3%
American Achievement Corp., Private Placement, 10.875%, 04/15/16[2]	360	261,000	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

TOBACCO — 0.2%
Alliance One International, Inc., Nt, 10.000%, 07/15/16	$205	$206,025	0.2%

Total Consumer Staples		4,909,668	4.6

ENERGY — 14.5%
ENERGY EQUIPMENT & SERVICES — 2.2%
Global Geophysical Services, Inc., 10.500%, 05/01/17	50	49,750	0.0	[12]
Gulfmark Offshore, Inc., Private Placement, Sr Nt, 6.375%, 03/15/22[2]	45	45,225	0.0	[12]
Helix Energy Solutions Group, Inc., Private Placement, 9.500%, 01/15/16[2,10]	72	75,420	0.1
Key Energy Services, Inc., Nt, 6.750%, 03/01/21	165	169,537	0.2
Key Energy Services, Inc., Private Placement, Co Guar, 6.750%, 03/01/21[2]	90	92,025	0.1
McJunkin Red Man Corp., Sr Sec’d Nt, 9.500%, 12/15/16	305	332,450	0.3
Ocean Rig UDW, Inc., Sr Unsec’d Nt, 9.500%, 04/27/16	300	299,250	0.3
Oil States International, Inc., Co Guar, 6.500%, 06/01/19	360	378,000	0.3
Petroleum Geo-Services ASA, Private Placement, Co Guar, (Norway), 7.375%, 12/15/18[2]	200	208,000	0.2
PHI, Inc., 8.625%, 10/15/18	310	317,750	0.3
Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	300	300,000	0.3
Trinidad Drilling Ltd., Private Placement, Sr Unsec’d Nt, (Canada), 7.875%, 01/15/19[2]	130	138,288	0.1

		2,405,695	2.2
OIL, GAS & CONSUMABLE FUELS — 12.3%
Alpha Natural Resources, Inc., Co Guar, 6.000%, 06/01/19	35	31,675	0.0	[12]
6.250%, 06/01/21	125	112,813	0.1
Alta Mesa Holdings/Alta Mesa Finance Services Corp., Co Guar, 9.625%, 10/15/18	240	241,800	0.2
AmeriGas Finance LLC/AmeriGas Finance Corp., Co Guar, 6.750%, 05/20/20	126	127,890	0.1
7.000%, 05/20/22	162	165,240	0.2

OIL, GAS & CONSUMABLE FUELS — (continued)
AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	$70	$71,050	0.1%
Antero Resources Finance Corp., Nt, 9.375%, 12/01/17	102	110,415	0.1
Arch Coal, Inc., 7.250%, 10/01/20	80	74,200	0.1
Arch Coal, Inc., Private Placement, Co Guar, 7.000%, 06/15/19[2]	175	161,437	0.2
7.250%, 06/15/21[2]	260	239,850	0.2
Bill Barrett Corp., 9.875%, 07/15/16	150	165,000	0.1
Bill Barrett Corp., Sr Nt, Co Guar, 7.625%, 10/01/19	505	512,575	0.5
Calumet Specialty Products Partners LP/Calumet Finance Corp., Co Guar, 9.375%, 05/01/19	125	130,000	0.1
Calumet Specialty Products Partners LP/Calumet Finance Corp., Nt, Co Guar, 9.375%, 05/01/19	100	104,000	0.1
Chesapeake Energy Corp., Co Guar, 6.775%, 03/15/19	200	198,500	0.2
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Private Placement, Sr Nt, Co Guar, 6.625%, 11/15/19[2]	200	198,500	0.2
Cimarex Energy Co., Co Guar, 5.875%, 05/01/22	72	73,440	0.1
Citgo Petroleum Corp., Private Placement, Sr Nt, 11.500%, 07/01/17[2]	300	336,000	0.3
Comstock Resources, Inc., 7.750%, 04/01/19	75	69,750	0.1
Comstock Resources, Inc., Sr Nt, 8.375%, 10/15/17	331	321,897	0.3
Concho Resources, Inc., Co Guar, 6.500%, 01/15/22	230	242,650	0.2
Consol Energy, Inc., 8.000%, 04/01/17	250	260,625	0.3
8.250%, 04/01/20	145	151,525	0.1
Continental Resources, Inc., 7.125%, 04/01/21	75	83,250	0.1
Continental Resources, Inc., Private Placement, Co Guar, 5.000%, 09/15/22[2]	260	261,300	0.2
Copano Energy LLC/Copano Energy Finance Corp., Co Guar, 7.125%, 04/01/21	107	112,618	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	$85	$94,987	0.1%
Energy Transfer Partners LP, Sr Unsec’d Nt, 5.200%, 02/01/22	61	63,816	0.0	[12]
Energy XXI Gulf Coast, Inc., Sr Nt, Co Guar, 7.750%, 06/15/19	275	283,250	0.3
Ferrellgas LP/Ferrellgas Finance Corp., Sr Unsec’d Nt, 6.500%, 05/01/21	93	83,932	0.0	[12]
9.125%, 10/01/17	82	85,690	0.1
Foresight Energy LLC/Foresight Energy Corp., Private Placement, 9.625%, 08/15/17[2]	80	84,000	0.1
Forest Oil Corp., Nt, 7.250%, 06/15/19	644	629,510	0.6
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, 7.625%, 04/15/21[2]	75	81,000	0.1
Holly Energy Partners LP/Holly Energy Finance Corp., Private Placement, Co Guar, 6.500%, 03/01/20[2]	125	126,875	0.1
Holly Energy Partners LP/Holly Energy Finance Corp., Sr Unsec’d Nt, 8.250%, 03/15/18	130	137,800	0.1
Inergy LP/Inergy Finance Corp., Co Guar, 6.875%, 08/01/21	74	71,225	0.1
Inergy LP/Inergy Finance Corp., Co Guar, Sr Nt, 7.000%, 10/01/18	250	243,750	0.2
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/20	150	162,000	0.1
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Co Guar, 6.250%, 06/15/22	210	220,500	0.2
NFR Energy LLC/NFR Energy Finance Corp., Private Placement, 9.750%, 02/15/17[2]	360	307,800	0.3
OGX Austria GmbH, Private Placement, Co Guar, (Austria), 8.375%, 04/01/22[2]	200	202,000	0.2
Patriot Coal Corp., 8.250%, 04/30/18	100	76,250	0.1
PBF Holding Co. LLC/PBF Finance Corp., Private Placement, Sr Sec’d Nt, 8.250%, 02/15/20[2]	329	335,580	0.3
Peabody Energy Corp., Private Placement, Co Guar, 6.000%, 11/15/18[2]	215	210,700	0.2
6.250%, 11/15/21[2]	200	196,000	0.2

OIL, GAS & CONSUMABLE FUELS — (continued)
Penn Virginia Corp., 10.375%, 06/15/16	$21	$20,580	0.0%[12]
Penn Virginia Corp., Co Guar, 7.250%, 04/15/19	85	73,100	0.1
PetroHawk Energy Corp., Sr Nt, Co Guar, 6.250%, 06/01/19	260	294,450	0.3
Pioneer Drilling Co., 9.875%, 03/15/18	120	127,200	0.1
Pioneer Drilling Co., Private Placement, Co Guar, 9.875%, 03/15/18[2]	85	90,100	0.1
QEP Resources, Inc., 6.875%, 03/01/21	140	154,700	0.1
QEP Resources, Inc., Sr Unsec’d Nt, 5.375%, 10/01/22	180	178,425	0.2
Range Resources Corp., 6.750%, 08/01/20	20	21,700	0.0	[12]
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar, 6.500%, 07/15/21	320	339,200	0.3
Samson Investment Co., Private Placement, Sr Unsec’d Nt, 9.750%, 02/15/20[2]	200	202,500	0.2
SM Energy Co., Sr Unsec’d Nt, 6.500%, 11/15/21	400	426,000	0.4
6.625%, 02/15/19	130	137,800	0.1
Swift Energy Co., 8.875%, 01/15/20	100	109,000	0.1
Swift Energy Co., Private Placement, Co Guar, 7.875%, 03/01/22[2]	210	216,300	0.2
Swift Energy Co., Sr Nt, 7.125%, 06/01/17[10]	510	529,125	0.5
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 8.250%, 07/01/16	280	294,700	0.3
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar, 7.875%, 10/15/18	130	139,100	0.1
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Private Placement, Co Guar, 6.375%, 08/01/22[2]	70	71,050	0.1
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr Nt, Co Guar, 6.875%, 02/01/21	200	208,000	0.2
Unit Corp., Co Guar, 6.625%, 05/15/21	70	71,575	0.1
Vanguard Natural Resources LLC/VNR Finance Corp., Sr Unsec’d Nt, 7.875%, 04/01/20	120	119,129	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Venoco, Inc., Sr Nt, Co Guar, 8.875%, 02/15/19	$75	$68,625	0.1%
W&T Offshore, Inc., Nt, Co Guar, 8.500%, 06/15/19	610	645,075	0.6
WPX Energy, Inc., Private Placement, Sr Unsec’d Nt, 5.250%, 01/15/17[2]	185	184,075	0.1
6.000%, 01/15/22[2]	185	185,000	0.2

		13,161,174	12.3

Total Energy		15,566,869	14.5

FINANCIALS — 14.7%
CAPITAL MARKETS — 0.1%
Oppenheimer Holdings, Inc., Sr Sec’d Nt, 8.750%, 04/15/18	135	137,700	0.1

COMMERCIAL BANKS — 2.1%
BankAmerica Capital II, Nt, 8.000%, 12/15/26	30	30,300	0.0	[12]
BankAmerica Institutional Capital B, Private Placement, 7.700%, 12/31/26[2]	250	248,750	0.2
Bank of America Corp., VAR, 8.000%, 01/30/18[14]	285	292,250	0.3
VAR, 8.125%, 05/15/18[14]	665	684,671	0.6
Bank of America Corp., Sr Unsec’d Nt, 6.500%, 08/01/16	245	269,374	0.2
NB Capital Trust II, 7.830%, 12/15/26	170	170,000	0.2
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom), 5.050%, 01/08/15	75	73,379	0.1
Royal Bank of Scotland N.V., Sub Nt, (Netherlands), VAR, 1.175%, 03/09/15	25	21,503	0.0	[12]
Wachovia Capital Trust III, VAR, 5.570%, 05/04/12[14]	570	538,650	0.5

		2,328,877	2.1
CONSUMER FINANCE — 2.8%
Ally Financial, Inc., 8.000%, 11/01/31	842	928,305	0.9
Ally Financial, Inc., Co Guar, 6.250%, 12/01/17	505	520,017	0.5
8.000%, 03/15/20	505	561,813	0.5
Ally Financial, Inc., Nt, Co Guar, 7.500%, 09/15/20	665	718,200	0.7
Springleaf Finance Corp., 6.900%, 12/15/17	315	245,700	0.2

		2,974,035	2.8

DIVERSIFIED FINANCIAL SERVICES — 5.5%
ACE Cash Express, Inc., Private Placement, 11.000%, 02/01/19[2]	$495	$452,925	0.4%
Aircastle Ltd., Private Placement, Sr Nt, (Bermuda), 9.750%, 08/01/18[2]	55	61,050	0.1
Aircastle Ltd., Private Placement, Sr Unsec’d Nt, (Bermuda), 7.625%, 04/15/20[2]	100	100,000	0.1
Aircastle Ltd., Sr Nt, (Bermuda), 9.750%, 08/01/18	75	83,625	0.1
Capmark Financial Group, Inc., 05/10/10[1,4]	2,460	18,449	0.0	[12]
Capmark Financial Group, Inc., Sr Sec’d Nt, VAR, 9.000%, 09/30/15	280	282,508	0.3
CIT Group, Inc., Private Placement, Sec’d Nt, 7.000%, 05/02/17[2]	1,010	1,012,525	0.9
CIT Group, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/18[2]	255	276,356	0.3
CIT Group, Inc., Sr Unsec’d Nt, 5.250%, 03/15/18	85	86,700	0.1
CNG Holdings, Inc., Private Placement, 12.250%, 02/15/15[2]	140	151,550	0.1
13.750%, 08/15/15[2]	250	270,625	0.3
Community Choice Financial, Inc., Private Placement, Sr Sec’d Nt, 10.750%, 05/01/19[2]	165	161,081	0.1
ILFC E-Capital Trust I, Private Placement, VAR, 5.030%, 12/21/65[2]	950	631,902	0.6
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	520	380,900	0.4
International Lease Finance Corp., 8.875%, 09/01/17	300	334,500	0.3
International Lease Finance Corp., Sr Unsec’d Nt, 8.250%, 12/15/20	888	976,986	0.9
8.625%, 01/15/22	25	27,792	0.0	[12]
Lender Processing Services, Inc., Co Guar, 8.125%, 07/01/16	110	114,950	0.1
SquareTwo Financial Corp., Sr Sec’d Nt, 11.625%, 04/01/17	312	308,880	0.3
Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	115	122,763	0.1

		5,856,067	5.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INSURANCE — 3.2%
American International Group, Inc., VAR, 8.175%, 05/15/58	$530	$561,005	0.5%
Catlin Insurance Co., Ltd., Private Placement, Jr Sub Nt, (Bermuda), VAR, 7.249%, 01/19/17[2,14]	300	274,500	0.3
CNO Financial Group, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	200	216,000	0.2
Hartford Financial Services Group, Inc., Sub Nt, VAR, 8.125%, 06/15/38	100	106,750	0.1
HUB International Holdings, Inc., Private Placement, 10.250%, 06/15/15[2,10]	250	257,813	0.2
Liberty Mutual Group, Inc., Private Placement, VAR, 10.750%, 06/15/58[2]	1,045	1,397,687	1.3
Liberty Mutual Group, Inc., Private Placement, Sub Nt, Co Guar, 7.800%, 03/15/37[2]	250	243,750	0.2
USI Holdings Corp., Private Placement, Sr Sub Nt, 9.750%, 05/15/15[2]	280	281,400	0.3
XL Group plc, Sub Nt, (Ireland), VAR, 6.500%, 04/15/17[14]	125	105,312	0.1

		3,444,217	3.2
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.9%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Co Guar, 7.750%, 02/15/19	220	226,050	0.2
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	150	159,375	0.2
CNL Lifestyle Properties, Inc., Sr Nt, Co Guar, 7.250%, 04/15/19	285	256,500	0.2
DuPont Fabros Technology LP, Nt, 8.500%, 12/15/17	105	115,500	0.1
First Industrial LP, Sr Nt, 6.420%, 06/01/14	180	181,209	0.2

		938,634	0.9
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Kennedy-Wilson, Inc., Sr Nt, Co Guar, 8.750%, 04/01/19	160	166,800	0.1

Total Financials		15,846,330	14.7

HEALTH CARE — 7.7%
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Physio-Control International, Inc., Private Placement, Sr Sec’d Nt, 9.875%, 01/15/19[2]	$150	$157,500	0.2%

HEALTH CARE PROVIDERS & SERVICES — 5.8%
Capella Healthcare, Inc., Co Guar, 9.250%, 07/01/17	165	169,125	0.2
CHS/Community Health Systems, Inc., Co Guar, 8.875%, 07/15/15	149	154,401	0.1
CHS/Community Health Systems, Inc., Private Placement, Co Guar, 8.000%, 11/15/19[2]	435	450,225	0.4
Emergency Medical Services Corp., Co Guar, 8.125%, 06/01/19	225	231,187	0.2
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar, 5.625%, 07/31/19[2]	67	69,010	0.1
5.875%, 01/31/22[2]	56	57,540	0.0 [12]
HCA, Inc., 5.750%, 03/15/14[10]	195	202,313	0.2
HCA, Inc., Co Guar, 7.500%, 02/15/22	750	798,750	0.7
HCA, Inc., Sr Sec’d Nt, 5.875%, 03/15/22	500	500,625	0.5
HCA, Inc., Sr Unsec’d Nt, 8.000%, 10/01/18	180	196,200	0.2
Health Management Associates, Inc., Private Placement, Sr Unsec’d Nt, 7.375%, 01/15/20[2]	150	153,000	0.1
IASIS Healthcare LLC/IASIS Capital Corp., Co Guar, 8.375%, 05/15/19	663	644,768	0.6
inVentiv Health, Inc., Private Placement, Sr Nt, 10.000%, 08/15/18[2]	250	226,250	0.2
Multiplan, Inc., Private Placement, Nt, 9.875%, 09/01/18[2]	700	756,000	0.7
National Mentor Holdings, Inc., Private Placement, Nt, Co Guar, 12.500%, 02/15/18[2]	375	363,750	0.3
OnCure Holdings, Inc., 11.750%, 05/15/17	395	258,725	0.2
Tenet Healthcare Corp., 8.875%, 07/01/19[10]	250	280,000	0.3
Tenet Healthcare Corp., Private Placement, Sr Sec’d Nt, 6.250%, 11/01/18[2]	180	185,850	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES — (continued)
USPI Finance Corp., Private Placement, Sr Unsec’d Nt, 9.000%, 04/01/20[2]	$175	$180,250	0.2%
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc, Co Guar, 7.750%, 02/01/19	100	99,500	0.1
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Private Placement, Sr Nt, Co Guar, 7.750%, 02/01/19[2]	300	298,500	0.3

		6,275,969	5.8
PHARMACEUTICALS — 1.7%
Catalent Pharma Solutions, Inc., Nt, VAR, 9.500%, 04/15/15	152	156,542	0.1
Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12[3,9]	2,196	307,438	0.3
Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16	500	550,625	0.5
Elan Finance plc/Elan Finance Corp., Nt, Co Guar, (Ireland), 8.750%, 10/15/16	500	550,625	0.5
Endo Pharmaceuticals Holdings, Inc., Co Guar, 7.000%, 07/15/19	75	80,062	0.1
7.250%, 01/15/22	100	107,000	0.1
Grifols, Inc., Sr Nt, Co Guar, 8.250%, 02/01/18	100	108,250	0.1

		1,860,542	1.7

Total Health Care		8,294,011	7.7

INDUSTRIALS — 11.8%
AEROSPACE & DEFENSE — 0.5%
Colt Defense LLC/Colt Finance Corp., Sr Unsec’d Nt, 8.750%, 11/15/17	28	18,830	0.0	[12]
CPI International, Inc., Sr Nt, Co Guar, 8.000%, 02/15/18	150	132,375	0.1
Ducommun, Inc., Co Guar, 9.750%, 07/15/18	175	185,500	0.2
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	120	129,900	0.1
Triumph Group, Inc., 8.625%, 07/15/18	80	89,600	0.1

		556,205	0.5

AIRLINES — 1.7%
Continental Airlines 2005-ERJ1 Pass Through Trust, 9.798%, 04/01/21[10]	$683	$724,477	0.7%
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 04/11/20	750	763,125	0.7
UAL 2007-1 Pass Through Trust, Private Placement, VAR, 3.059%, 07/02/14	96	91,250	0.1
7.336%, 07/02/19	79	78,348	0.1
UAL 2009-2B Pass Through Trust, Private Placement, 12.000%, 01/15/16[2]	155	167,671	0.1

		1,824,871	1.7
BUILDING PRODUCTS — 0.3%
Masonite International Corp., Private Placement, Co Guar, (Canada), 8.250%, 04/15/21[2]	100	104,000	0.1
Nortek, Inc., Co Guar, 8.500%, 04/15/21	235	232,650	0.2

		336,650	0.3
COMMERCIAL SERVICES & SUPPLIES — 2.5%
B-Corp. Merger Sub, Inc., Private Placement, Sr Nt, 8.250%, 06/01/19[2]	200	206,000	0.2
Cenveo Corp., Nt, 8.875%, 02/01/18	375	356,250	0.3
Deluxe Corp., Sr Nt, Co Guar, 7.000%, 03/15/19	156	161,460	0.2
Garda World Security Corp., Private Placement, (Canada), 9.750%, 03/15/17[2]	180	191,700	0.2
Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15[10]	447	330,780	0.3
9.500%, 05/15/15	40	33,600	0.0	[12]
Iron Mountain, Inc., 8.375%, 08/15/21	250	271,875	0.3
Iron Mountain, Inc., Co Guar, 7.750%, 10/01/19	100	109,250	0.1
Liberty Tire Recycling, Private Placement, Nt, 11.000%, 10/01/16[2]	275	258,500	0.2
Mobile Mini, Inc., Sr Nt, Co Guar, 7.875%, 12/01/20	200	213,000	0.2
Quebecor World Capital Escrow Corp., (Canada), 6.125%, 11/15/13[1,4]	1,415	14,150	0.0	[12]
6.500%, 08/01/27[1,4]	810	8,100	0.0	[12]
9.750%, 01/15/15[1,4]	585	5,850	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL SERVICES & SUPPLIES — (continued)
R.R. Donnelley & Sons Co., Sr Nt, 8.250%, 03/15/19	$90	$89,550	0.1%
R.R. Donnelley & Sons Co., Sr Unsec’d Nt, 7.250%, 05/15/18	125	121,250	0.1
7.625%, 06/15/20	325	314,438	0.3

		2,685,753	2.5
CONSTRUCTION & ENGINEERING — 1.9%
Goodman Networks, Inc., Private Placement, Sr Sec’d Nt, 12.125%, 07/01/18[2]	320	321,600	0.3
Great Lakes Dredge & Dock Corp., Co Guar, 7.375%, 02/01/19	50	51,125	0.0	[12]
New Enterprise Stone & Lime Co., Sr Nt, Co Guar, 11.000%, 09/01/18	750	622,500	0.6
Production Resource Group, Inc., Private Placement, Co Guar, 8.875%, 05/01/19[2]	100	84,750	0.1
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr Nt, Co Guar, 8.250%, 02/01/21	160	170,400	0.2
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18	400	404,000	0.4
United Rentals North America, Inc., 10.875%, 06/15/16	80	90,600	0.1
UR Financing Escrow Corp., Private Placement, Sr Unsec’d Nt, 7.375%, 05/15/20[2]	110	112,475	0.1
7.625%, 04/15/22[2]	150	154,125	0.1

		2,011,575	1.9
ELECTRICAL EQUIPMENT — 0.5%
Belden, Inc., Sr Sub Nt, Co Guar, 9.250%, 06/15/19	125	137,500	0.1
Dynacast International LLC/Dynacast Finance, Inc., Private Placement, Sec’d Nt, 9.250%, 07/15/19[2]	100	104,500	0.1
General Cable Corp., VAR, 2.956%, 04/01/15	250	235,000	0.2
International Wire Group, Inc., Private Placement, 9.750%, 04/15/15[2]	100	105,500	0.1

		582,500	0.5

ENVIRONMENTAL SERVICES — 0.1%
Casella Waste Systems, Inc., Sr Sub Nt, Co Guar, 7.750%, 02/15/19	$90	$89,100	0.1%

INDUSTRIAL CONGLOMERATES — 0.4%
JB Poindexter & Co., Inc., Co. Guar, 8.750%, 03/15/14	64	64,000	0.0	[12]
JB Poindexter & Co., Inc., Private Placement, Sr Nt, 9.000%, 04/01/22[2]	180	185,175	0.2
Trimas Corp., Sec’d Nt, 9.750%, 12/15/17	200	221,000	0.2

		470,175	0.4
MACHINERY — 1.2%
Boart Longyear Management Pty Ltd., Private Placement, Co Guar, (Australia), 7.000%, 04/01/21[2]	60	62,700	0.1
Columbus McKinnon Corp., Co Guar, 7.875%, 02/01/19	180	187,200	0.2
CPM Holdings, Inc., Sr Sec’d Nt, 10.625%, 09/01/14	55	58,575	0.1
Griffon Corp., Co Guar, 7.125%, 04/01/18	150	155,062	0.1
OSX 3 Leasing B.V., Private Placement, Co Guar, (Netherlands), 9.250%, 03/20/15[2]	100	103,250	0.1
Thermadyne Holdings Corp., Sr Sec’d Nt, 9.000%, 12/15/17	525	538,125	0.5
Titan International, Inc., Sr Sec’d Nt, 7.875%, 10/01/17	125	133,125	0.1

		1,238,037	1.2
MARINE — 1.5%
ACL I Corp., Private Placement, PIK, 11.375%, 02/15/16[2]	335	335,932	0.3
Bluewater Holding BV, Private Placement, Nt, (Netherlands), VAR, 3.567%, 07/17/14[2]	400	342,000	0.3
Commercial Barge Line Co., Sr Nt, 12.500%, 07/15/17	350	393,312	0.4
General Maritime Corp., Sr Nt, 12.000%, 11/15/17[1,4]	364	8,554	0.0	[12]
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Sr Sec’d Nt, 8.625%, 11/01/17	31	27,900	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MARINE — (continued)
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	$214	$219,350	0.2%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Sr Nt, Co Guar, 9.250%, 04/15/19	190	166,250	0.2
Ultrapetrol Bahamas Ltd., 1st Mtg, (Bahamas), 9.000%, 11/24/14[10]	176	162,800	0.1

		1,656,098	1.5
ROAD & RAIL — 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	210	218,925	0.2
9.625%, 03/15/18	140	151,900	0.1
Hertz Corp. (The), Sr Nt, Co Guar, 6.750%, 04/15/19	138	142,830	0.1
7.500%, 10/15/18	237	251,516	0.3
Kansas City Southern de Mexico S.A. de C.V., Sr Unsec’d Nt, (Mexico), 6.125%, 06/15/21	110	118,387	0.1
6.625%, 12/15/20	88	95,040	0.1
Quality Distribution LLC/QD Capital Corp., Sec’d Nt, 9.875%, 11/01/18	45	49,388	0.1

		1,027,986	1.0
TRANSPORTATION SERVICES — 0.2%
CEVA Group plc, Private Placement, Co Guar, (United Kingdom), 8.375%, 12/01/17[2]	238	235,620	0.2

Total Industrials		12,714,570	11.8

INFORMATION TECHNOLOGY — 6.0%
COMMUNICATIONS EQUIPMENT — 1.0%
Avaya, Inc., Private Placement, 7.000%, 04/01/19[2]	360	360,900	0.3
Avaya, Inc., Sr Nt, 9.750%, 11/01/15	380	374,300	0.4
Brightstar Corp., Private Placement, 9.500%, 12/01/16[2]	260	270,400	0.3

		1,005,600	1.0
COMPUTERS & PERIPHERALS — 0.9%
Seagate HDD Cayman, Co Guar, (Cayman Islands), 7.750%, 12/15/18	450	492,750	0.5
Seagate HDD Cayman, Sr Nt, (Cayman Islands), 6.875%, 05/01/20	170	180,838	0.2

COMPUTERS & PERIPHERALS — (continued)
Sealed Air Corp., Private Placement, Sr Unsec’d Nt, 8.125%, 09/15/19[2]	$70	$77,263	0.0%[12]
8.375%, 09/15/21[2]	70	78,662	0.1
Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc., Sr Sec’d Nt, (Bermuda), 12.000%, 03/29/15	86	75,895	0.1

		905,408	0.9
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CDW LLC/CDW Finance Corp., Co Guar, 8.500%, 04/01/19	45	47,813	0.0	[12]
CDW LLC/CDW Finance Corp., Private Placement, Sr Nt, Co Guar, 8.500%, 04/01/19[2]	184	195,500	0.2
Intcomex, Inc., 13.250%, 12/15/14	218	216,910	0.2
Kemet Corp., 10.500%, 05/01/18	193	208,440	0.2

		668,663	0.6
INTERNET SOFTWARE & SERVICES — 0.4%
eAccess Ltd., Private Placement, Co Guar, (Japan), 8.250%, 04/01/18[2]	250	239,375	0.2
Equinix, Inc., Sub Nt, 8.125%, 03/01/18	185	203,500	0.2

		442,875	0.4
IT SERVICES — 1.8%
Fidelity National Information Services, Inc., Private Placement, Co Guar, 5.000%, 03/15/22[2]	150	147,750	0.1
7.625%, 07/15/17[2]	70	76,300	0.1
First Data Corp., 9.875%, 09/24/15	19	19,095	0.0	[12]
First Data Corp., Co Guar, 10.550%, 09/24/15	155	157,325	0.1
12.625%, 01/15/21	218	218,545	0.2
First Data Corp., Private Placement, Sr Nt, 8.250%, 01/15/21[2]	205	200,387	0.2
iGate Corp., Sr Nt, Co Guar, 9.000%, 05/01/16	375	407,344	0.4
Sitel LLC/Sitel Finance Corp., Sr Unsec’d Nt, 11.500%, 04/01/18	850	612,000	0.6
Stream Global Services, Inc., Sr Nt, 11.250%, 10/01/14	100	104,000	0.1

		1,942,746	1.8

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Advanced Micro Devices, Inc., Sr Unsec’d Nt, 8.125%, 12/15/17	$150	$165,000	0.1%
Amkor Technology, Inc., 7.375%, 05/01/18	170	182,112	0.2
Amkor Technology, Inc., Sr Unsec’d Nt, 6.625%, 06/01/21	125	129,219	0.1
Freescale Semiconductor, Inc., Private Placement, Nt, 9.250%, 04/15/18[2]	105	114,975	0.1
Freescale Semiconductor, Inc., Sr Nt, Co Guar, 8.050%, 02/01/20	385	386,925	0.4
MEMC Electronic Materials, Inc., Sr Nt, Co Guar, 7.750%, 04/01/19	135	107,325	0.1
NXP B.V./NXP Funding LLC, Private Placement, (Netherlands), 9.750%, 08/01/18[2]	200	226,000	0.2

		1,311,556	1.2
SOFTWARE — 0.1%
Lawson Software, Inc., Private Placement, Sr Nt, 9.375%, 04/01/19[2]	120	124,200	0.1

Total Information Technology		6,401,048	6.0

MATERIALS — 13.3%
CHEMICALS — 1.8%
CF Industries, Inc., 7.125%, 05/01/20	90	107,213	0.1
Chemtura Corp., Sr Nt, Co Guar, 7.875%, 09/01/18	150	161,250	0.2
J.M. Huber Corp., Private Placement, Sr Unsec’d Nt, 9.875%, 11/01/19[2]	120	124,800	0.1
Lyondell Chemical Co., 8.000%, 11/01/17	88	98,780	0.1
11.000%, 05/01/18	482	533,105	0.5
LyondellBasell Industries N.V., Private Placement, Co Guar, (Netherlands), 6.000%, 11/15/21[2]	335	351,750	0.3
Omnova Solutions, Inc., Sr Nt, Co Guar, 7.875%, 11/01/18	330	315,975	0.3
PolyOne Corp., 7.375%, 09/15/20	247	261,820	0.2

		1,954,693	1.8
CONSTRUCTION MATERIALS — 2.3%
Cemex Espana Finance LLC, 8.910%, 02/14/14[3,9]	500	480,000	0.5

CONSTRUCTION MATERIALS — (continued)
Cemex Espana Luxembourg, Private Placement, Sr Sec’d Nt, (Spain), 9.875%, 04/30/19[2]	$750	$720,000	0.7%
Cemex Finance LLC, Private Placement, Sr Sec’d Nt, 9.500%, 12/14/16[2]	200	199,520	0.2
Cemex S.A.B. de C.V., Private Placement, (Mexico), 9.000%, 01/11/18[2]	500	471,250	0.4
Vulcan Materials Co., Sr Unsec’d Nt, 7.500%, 06/15/21	515	570,362	0.5

		2,441,132	2.3
CONTAINERS & PACKAGING — 2.9%
Ardagh Packaging Finance plc, Private Placement, Sr Sec’d Nt, (Ireland), 7.375%, 10/15/17[2]	200	214,500	0.2
Ardagh Packaging Finance plc, Private Placement, Sr Sub Nt, (Ireland), 9.125%, 10/15/20[2]	200	214,500	0.2
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., Private Placement, Sr Nt, Co Guar, (Ireland), 9.125%, 10/15/20[2]	200	209,500	0.2
Berry Plastics Corp., 9.500%, 05/15/18	370	392,200	0.4
Berry Plastics Corp., Co Guar, 8.250%, 11/15/15	165	176,137	0.2
Berry Plastics Corp., Sr Sec’d Nt, 9.750%, 01/15/21	300	327,750	0.3
Constar International, Inc., 11.000%, 12/31/17[3,9]	322	321,629	0.3
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Private Placement, Sr Sec’d Nt, 7.875%, 08/15/19[2]	250	268,750	0.2
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Private Placement, Sr Unsec’d Nt, 9.875%, 08/15/19[2]	275	281,188	0.3
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Private Placement, Nt, 8.250%, 02/15/21[2]	200	188,000	0.2
9.000%, 04/15/19[2]	125	123,125	0.1
9.250%, 05/15/18[2]	400	399,000	0.3

		3,116,279	2.9

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING — 4.3%
AK Steel Corp., Sr Nt, Co Guar, 8.375%, 04/01/22	$135	$130,950	0.1%
APERAM, Private Placement, Sr Unsec’d Nt, (Luxembourg),
7.375%, 04/01/16[2]	150	146,625	0.1
7.750%, 04/01/18[2]	300	289,500	0.3
Commercial Metals Co., Sr Unsec’d Nt,
6.500%, 07/15/17	150	151,500	0.1
7.350%, 08/15/18	75	77,531	0.1
Constellation Enterprises LLC, Private Placement, 10.625%, 02/01/16[2]	275	273,625	0.3
Edgen Murray Corp., Sr Nt, 12.250%, 01/15/15	175	178,500	0.2
FMG Resources August 2006 Pty Ltd., Private Placement, (Australia), 7.000%, 11/01/15[2]	50	51,000	0.1
FMG Resources August 2006 Pty Ltd., Private Placement, Co Guar, (Australia), 6.875%, 02/01/18[2]	545	545,000	0.5
FMG Resources August 2006 Pty Ltd., Private Placement, Sr Unsec’d Nt, (Australia), 6.000%, 04/01/17[2]	54	53,460	0.0	[12]
6.875%, 04/01/22[2]	205	199,875	0.2
Gibraltar Industries, Inc., Sr Nt, Co Guar, 8.000%, 12/01/15	300	307,500	0.3
James River Coal Co., Nt, Co Guar, 7.875%, 04/01/19	20	13,600	0.0	[12]
JMC Steel Group, Private Placement, 8.250%, 03/15/18[2]	200	208,000	0.2
Murray Energy Corp., Private Placement, 10.250%, 10/15/15[2]	100	97,250	0.1
Noranda Aluminum Acquisition Corp., Sr Nt, PIK, 4.659%, 05/15/15	487	470,109	0.4
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20	429	469,755	0.4
Severstal Columbus LLC, 10.250%, 02/15/18	100	107,000	0.1
Steel Dynamics, Inc., Co Guar, 7.625%, 03/15/20	100	108,250	0.1
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	50	47,625	0.0	[12]
Thompson Creek Metals Co., Inc., Co Guar, (Canada), 7.375%, 06/01/18	150	139,500	0.1

METALS & MINING — (continued)
United States Steel Corp., Sr Unsec’d Nt, 7.000%, 02/01/18	$21	$21,578	0.0%[12]
7.375%, 04/01/20	254	259,080	0.3
7.500%, 03/15/22	105	105,000	0.1
Wolverine Tube, Inc., Sr Sec’d Nt, 6.000%, 06/28/14[3,9]	188	188,153	0.2

		4,639,966	4.3
PAPER & FOREST PRODUCTS — 2.0%
AbitibiBowater, Inc., Private Placement, 10.250%, 10/15/18[2]	227	260,483	0.3
Abitibi-Consolidated Co. of Canada, Escrow, (Canada), 6.000%, 06/20/13[1,4]	1,331	6,655	0.0	[12]
7.500%, 04/01/28[1,4]	287	1,435	0.0	[12]
Abitibi-Consolidated Co. of Canada, Sr Nt, Escrow, (Canada), 7.750%, 06/15/11[1,4]	479	2,395	0.0	[12]
8.375%, 04/01/15[1,4]	2,485	12,425	0.0	[12]
8.850%, 08/01/30[1,4]	102	510	0.0	[12]
Appleton Papers, Inc., Private Placement, Sr Sec’d Nt, 10.500%, 06/15/15[2]	600	622,500	0.6
Longview Fibre Paper & Packaging, Inc., Private Placement, Sr Sec’d Nt, 8.000%, 06/01/16[2]	200	203,750	0.2
NewPage Corp., Sr Sec’d Nt, 11.375%, 12/31/14[1,4]	1,500	1,005,000	0.9
Smurfit-Stone Container Corp., Sr Nt, 8.000%, 03/15/17[1,3,4,9]	1,229	26,116	0.0	[12]
Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12[1,3,4,9]	448	9,520	0.0	[12]

		2,150,789	2.0

Total Materials		14,302,859	13.3

TELECOMMUNICATION SERVICES — 7.7%
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
Cincinnati Bell, Inc., 8.750%, 03/15/18	120	112,050	0.1
Clearwire Communications LLC/ Clearwire Finance, Inc., Private Placement, 12.000%, 12/01/15[2]	587	578,195	0.5
Frontier Communications Corp., Sr Nt, 8.250%, 04/15/17	115	123,625	0.1
8.500%, 04/15/20	115	121,037	0.1
8.750%, 04/15/22	110	116,050	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICE — (continued)
Level 3 Escrow, Inc., Private Placement, Sr Unsec’d Nt, 8.125%, 07/01/19[2]	$600	$619,500	0.6%
Level 3 Financing, Inc., Private Placement, Co Guar, 8.625%, 07/15/20[2]	35	36,750	0.0	[12]
Level 3 Financing, Inc., Sr Nt, Co Guar, 9.375%, 04/01/19	295	322,288	0.3
PAETEC Holding Corp., Sr Sec’d Nt, 8.875%, 06/30/17	200	217,000	0.2
Qwest Communications International, Inc., Sr Sec’d Nt, 7.125%, 04/01/18	200	213,500	0.2
Windstream Corp.,
7.875%, 11/01/17	320	352,800	0.3
8.125%, 09/01/18	250	267,500	0.3
Windstream Corp., Co Guar, 7.500%, 06/01/22	70	73,150	0.1

		3,153,445	2.9
WIRELESS TELECOMMUNICATION SERVICES — 4.8%
Cricket Communications, Inc.,
7.750%, 05/15/16	180	189,900	0.2
7.750%, 10/15/20	375	368,438	0.3
MetroPCS Wireless, Inc., 7.875%, 09/01/18	145	152,613	0.1
MetroPCS Wireless, Inc., Sr Nt, Co Guar, 6.625%, 11/15/20	400	397,500	0.4
Nextel Communications, Inc., 7.375%, 08/01/15[10]	775	747,875	0.7
NII Capital Corp., Co Guar, 7.625%, 04/01/21	100	97,750	0.1
NII Capital Corp., Sr Nt, 8.875%, 12/15/19	315	329,962	0.3
Sprint Nextel Corp., Nt, 6.000%, 12/01/16[10]	1,200	1,071,000	1.0
Sprint Nextel Corp., Private Placement, Co Guar, 9.000%, 11/15/18[2]	670	735,325	0.7
Sprint Nextel Corp., Private Placement, Sr Unsec’d Nt, 11.500%, 11/15/21[2]	72	77,400	0.1
VimpelCom Holdings B.V., Private Placement, Co Guar, (Netherlands), 6.255%, 03/01/17[2]	200	199,112	0.2

WIRELESS TELECOMMUNICATION SERVICES — (continued)
VimpelCom Holdings B.V., Private Placement, Nt, Co Guar, (Netherlands), 7.504%, 03/01/22[2]	$200	$194,000	0.2%
Wind Acquisition Finance S.A., Private Placement, (Luxembourg), 7.250%, 02/15/18[2]	200	188,500	0.2
Wind Acquisition Finance S.A., Private Placement, Sec’d Nt, (Luxembourg), 11.750%, 07/15/17[2]	160	157,600	0.1
Wind Acquisition Holdings Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), PIK, 12.250%, 07/15/17[2]	263	232,339	0.2

		5,139,314	4.8

Total Telecommunication Services		8,292,759	7.7

UTILITIES — 4.1%
GAS UTILITIES — 0.3%
Chesapeake Midstream Partners LP/CHKM Finance Corp., Private Placement, Sr Nt, Co Guar, 6.125%, 07/15/22[2]	156	157,170	0.1
Genesis Energy LP/Genesis Energy Finance Corp., Co Guar, 7.875%, 12/15/18	160	163,200	0.2
Genesis Energy LP/Genesis Energy Finance Corp., Private Placement, Sr Nt, Co Guar, 7.875%, 12/15/18[2]	40	40,600	0.0	[12]

		360,970	0.3
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.8%
Calpine Construction Finance Co. LP and CCFC Finance Corp., Private Placement, 8.000%, 06/01/16[2]	200	217,500	0.2
Dynegy Holdings, LLC, Sr Nt, 7.750%, 06/01/19[1,4]	750	493,125	0.4
Dynegy Holdings, LLC, Sr Unsec’d Nt, 7.125%, 05/15/18[1,4]	500	327,500	0.3
Dynegy Roseton/Danskammer Pass Through Trust, Sr Unsec’d Nt, 7.670%, 11/08/16[1,4]	1,000	620,000	0.6
Edison Mission Energy, 7.200%, 05/15/19	500	310,000	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — (continued)
Edison Mission Energy, Sr Unsec’d Nt, 7.000%, 05/15/17	$1,000		$630,000	0.6%
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	290		263,900	0.2
Homer City Funding LLC, 8.137%, 10/01/19	90		85,405	0.1
Texas Competitive Electric Holdings Co. LLC, Sr Nt, 10.250%, 11/01/15	350		80,062	0.1

			3,027,492	2.8
MULTI-UTILITIES — 1.0%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	980		1,068,200	1.0

Total Utilities			4,456,662	4.1

Total Corporate Bonds
(Cost $120,491,023)			118,955,797	110.5

LOAN PARTICIPATIONS & ASSIGNMENTS — 17.2%
CONSUMER DISCRETIONARY — 7.4%
AUTOMOBILES — 0.6%
Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	660		669,840	0.6

BROADCASTING & CABLE TV — 0.1%
Kabel Deutschland, Facility F Loan, (Germany), VAR, 4.250%, 02/01/19	75		74,652	0.1
RCN Cable, Term Loan, VAR, 08/26/16^	25		24,875	0.0	[12]

			99,527	0.1
DIVERSIFIED CONSUMER SERVICES — 0.3%
Realogy Corp., Extended Synthetic Commitments, VAR, 4.544%, 10/10/16	15		13,988	0.0	[12]
Realogy Corp., Extended Term Loan, VAR, 4.770%, 10/10/16^	215		200,257	0.2
Realogy Corp., Non-Extended Synthetic Commitment, VAR, 3.295%, 10/10/13	1		1,145	0.0	[12]
Tishman Speyer Office, Term Loan, VAR, 8.250%, 05/04/12^	105		104,851	0.1

			320,241	0.3

GAMING — 1.3%
Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.242%, 01/28/15	$586		$557,529	0.5%
VAR, 3.242%, 01/28/15	315		299,578	0.3
CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	378		378,723	0.3
Mohegan Tribal Gaming Authority, Term Loan, VAR, 03/31/16^	175		177,480	0.2

			1,413,310	1.3
HOTELS, RESTAURANTS & LEISURE — 0.2%
Outback Steakhouse, Inc., Prefunded RC Commitment, VAR, 0.294%, 06/14/13^	—	[11]	366	0.0	[12]
VAR, 4.500%, 06/14/13	—	[11]	394	0.0	[12]
Outback Steakhouse, Inc., Term Loan B, VAR, 2.563%, 06/14/14^	52		51,258	0.0	[12]
VAR, 4.500%, 06/14/14	—	[11]	419	0.0	[12]
ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/18/17	200		201,000	0.2

			253,437	0.2
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Eastman Kodak Co., DIP Loan, VAR, 8.500%, 07/20/13	60		60,950	0.1
VAR, 8.500%, 07/20/13	42		42,870	0.0	[12]

			103,820	0.1
MEDIA — 3.7%
Barrington Broadcasting Group LLC, Tranche 2 Term Loan, VAR, 7.500%, 06/14/17	120		120,458	0.1
Cengage Learning Acquisitions, Term Loan, VAR, 2.490%, 07/03/14	359		330,793	0.3
Clear Channel Communications, Inc., Term Loan B, VAR, 3.891%, 01/29/16	661		534,461	0.5
Cumulus Media, Term Loan, VAR, 5.750%, 09/17/18	150		150,249	0.1
Entercom Radio, Term Loan, VAR, 6.250%, 11/23/18	95		95,140	0.1
VAR, 7.250%, 11/23/18	3		2,680	0.0	[12]
High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	184		183,911	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	$99	$99,374	0.1%
Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/30/18	100	101,125	0.1
Media General Inc., Term Loan, VAR, 10.000%, 03/29/13	13	11,906	0.0	[12]
Media General, Inc., Term Loan, VAR, 10.000%, 03/29/13	42	40,263	0.0	[12]
MTL Publishing LLC, Term Loan, VAR, 03/01/18^	50	50,237	0.1
Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	665	665,168	0.6
Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	250	256,875	0.2
R.H. Donnelley, Inc., Exit Term Loan,
VAR, 9.000%, 10/24/14	177	77,485	0.1
VAR, 9.000%, 10/24/14	141	61,784	0.1
VAR, 9.000%, 10/24/14	62	27,000	0.0	[12]
Radio One, 1st Lien Term Loan B,
VAR, 7.500%, 03/31/16	320	316,824	0.3
VAR, 7.500%, 03/31/16	18	17,994	0.0	[12]
VAR, 8.250%, 03/31/16	9	8,997	0.0	[12]
Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.491%, 03/31/17	565	523,721	0.5
Univision Communications, Inc., Initial Term Loan, VAR, 2.241%, 09/29/14	157	154,350	0.2
Vertis, Inc., 1st Lien Term Loan,
VAR, 11.750%, 12/21/15	390	93,685	0.1
VAR, 11.750%, 12/21/15	5	1,306	0.0	[12]

		3,925,786	3.7
SPECIALTY RETAIL — 0.9%
Claire’s Stores, Term Loan B,
VAR, 2.991%, 05/29/14	329	312,298	0.3
VAR, 3.301%, 05/29/14	142	134,449	0.1
Gymboree Corp., 1st Lien Term Loan, VAR, 5.000%, 02/23/18^	374	353,855	0.3
J. Crew, 1st Lien Term Loan,
VAR, 4.750%, 03/07/18	113	110,403	0.1
VAR, 4.750%, 03/07/18	56	55,064	0.1
VAR, 4.750%, 03/07/18	55	53,683	0.0	[12]

		1,019,752	0.9

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
BCBG Max Azria, 1st Lien Term Loan, VAR, 13.750%, 06/09/15	$199	$187,723	0.2%

Total Consumer Discretionary		7,993,436	7.4

CONSUMER STAPLES — 0.9%
FOOD & STAPLES RETAILING — 0.4%
Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18	486	478,912	0.4

PERSONAL PRODUCTS — 0.5%
Targus, 1st Lien Term Loan, VAR, 11.000%, 05/24/16	496	492,528	0.5

Total Consumer Staples		971,440	0.9

ENERGY — 0.1%
OIL, GAS & CONSUMABLE FUELS — 0.1%
Western Refining, Inc., Term Loan B, VAR, 7.500%, 03/15/17	90	90,517	0.1

FINANCIALS — 0.7%
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Clarke American Corp., Term Loan B,
VAR, 2.741%, 06/30/14	101	94,334	0.1
VAR, 2.741%, 06/30/14	97	90,706	0.1
VAR, 2.741%, 06/30/14	79	73,601	0.1
VAR, 2.741%, 06/30/14	71	66,085	0.1
VAR, 2.741%, 06/30/14	59	54,812	0.0	[12]
VAR, 2.970%, 06/30/14	70	64,789	0.0	[12]

		444,327	0.4

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
I-Star, Term Loan A-1,
VAR, 5.000%, 06/28/13	172	171,283	0.2
VAR, 5.000%, 06/28/13	104	104,236	0.1

		275,519	0.3

Total Financials		719,846	0.7

HEALTH CARE — 0.3%
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Inventive Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	99	93,642	0.1

HEALTH CARE TECHNOLOGY — 0.0%[12]
Emdeon Inc., Term Loan A,
VAR, 6.750%, 11/02/18	28	28,479	0.0[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE TECHNOLOGY — (continued)
VAR, 6.750%, 11/02/18	$12	$11,763	0.0%[12]
VAR, 6.750%, 11/02/18	7	7,430	0.0	[12]
VAR, 6.750%, 11/02/18	2	1,692	0.0	[12]
VAR, 6.750%, 11/02/18	1	1,156	0.0	[12]

		50,520	0.0	[12]
PHARMACEUTICALS — 0.2%
Aptalis Pharma Inc., Term Loan,
VAR, 5.500%, 02/10/17	103	101,228	0.1
VAR, 5.500%, 02/10/17	11	10,915	0.0	[12]
Capsugel Holdings, Inc., Term Loan, VAR, 5.250%, 08/01/18	74	74,753	0.1

		186,896	0.2

Total Health Care		331,058	0.3

INDUSTRIALS — 2.8%
AIRLINES — 0.4%
Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16	496	473,919	0.4

BUILDING PRODUCTS — 0.5%
Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.368%, 02/07/14	81	43,577	0.0	[12]
Jacuzzi Brands, Inc., 1st Lien Term Loan B, VAR, 2.600%, 02/07/14	882	473,886	0.5

		517,463	0.5
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cenveo Corp., Term Loan B, VAR, 6.250%, 12/21/16	164	163,776	0.1
SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	124	113,145	0.1
SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	225	175,781	0.2

		452,702	0.4
INDUSTRIAL CONGLOMERATES — 1.1%
BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	1,173	1,161,537	1.1

MACHINERY — 0.2%
Milacron Holdings, Inc., Term Loan, VAR, 7.500%, 05/15/17	197	196,962	0.2

PAPER & FOREST PRODUCTS — 0.2%
Xerium Technologies, Inc., Initial U.S. Term Loan, VAR, 5.500%, 05/26/17	$181	$178,865	0.2%

Total Industrials		2,981,448	2.8

INFORMATION TECHNOLOGY — 1.7%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	50	49,708	0.1

INTERNET SOFTWARE & SERVICES — 0.2%
Go Daddy Group, Inc. (The), VAR, 5.500%, 12/17/18	249	248,750	0.2

IT SERVICES — 0.8%
First Data Corp., Initial Tranche B-3 Term Loan, VAR, 2.992%, 09/24/14^	902	868,172	0.8

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.494%, 12/01/16	387	376,545	0.4
NXP B.V., Term Loan B, VAR, 02/16/19^	150	148,500	0.1
NXP B.V., Tranche A-2 Loan, VAR, 5.500%, 03/04/17	95	94,230	0.1

		619,275	0.6

Total Information Technology		1,785,905	1.7

MATERIALS — 1.8%
CHEMICALS — 1.5%
AZ Chem US, Inc., Term Loan, VAR, 7.250%, 12/22/17	125	126,406	0.1
Cristal Inorganic Chemicals (Millenium), 2nd Lien Term Loan, VAR, 6.220%, 11/15/14	500	497,710	0.5
Nexeo Solutions, Term Loan,
VAR, 5.000%, 09/08/17	28	26,896	0.1
VAR, 5.000%, 09/08/17	23	22,091	0.0	[12]
VAR, 5.000%, 09/08/17	23	22,091	0.0	[12]
OM Group, Term Loan B,
VAR, 5.750%, 08/02/17	66	66,002	0.1
VAR, 5.750%, 08/02/17	49	48,924	0.0	[12]
Petrologistics, Term Loan, VAR, 03/29/17^	106	105,505	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CHEMICALS — (continued)
PolyOne Corp., Term Loan B,
VAR, 5.000%, 12/20/17	$113		$113,401	0.1%
VAR, 5.000%, 12/20/17	2		1,634	0.0	[12]
Trinseo S.A., 1st Lien Term Loan,
VAR, 6.000%, 08/02/17	441		402,232	0.4
VAR, 6.000%, 08/02/17	5		4,264	0.0	[12]
Univar, Inc., Term Loan B, VAR, 5.000%, 06/30/17	163		163,141	0.1

			1,600,297	1.5
CONTAINERS & PACKAGING — 0.2%
Reynolds Group Holdings, Term Loan C,
VAR, 6.500%, 08/09/18	136		137,956	0.1
VAR, 6.500%, 08/09/18	1		1,517	0.0	[12]
Reynolds Group Holdings, U.S. Term Loan,
VAR, 6.500%, 02/09/18	50		50,830	0.1
VAR, 6.500%, 02/09/18	45		45,135	0.0	[12]
VAR, 6.500%, 02/09/18	26		26,292	0.0	[12]
VAR, 6.500%, 02/09/18	1		560	0.0	[12]
VAR, 6.500%, 02/09/18	—	[11]	498	0.0	[12]
VAR, 6.500%, 02/09/18	—	[11]	290	0.0	[12]

			263,078	0.2
METALS & MINING — 0.1%
Noranda Aluminum, Term B Loan, VAR, 5.750%, 02/28/19	119		119,624	0.1

Total Materials			1,982,999	1.8

TELECOMMUNICATION SERVICES — 0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Level 3 Communications, Tranche A Term Loan,
VAR, 2.492%, 03/13/14	71		70,313	0.1
VAR, 2.827%, 03/13/14	179		175,782	0.1
Level 3 Financing, Inc., Term Loan B3, VAR, 5.750%, 09/01/18	115		116,030	0.1

Total Telecommunication Services			362,125	0.3

UTILITIES — 1.2%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.2%
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.743%, 10/10/17	680		377,269	0.3

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — (continued)
Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 3.743%, 10/10/14	$680		$413,895	0.4%
TPF Generation Holdings LLC, 2nd Lien Term Loan, VAR, 4.720%, 12/15/14	419		404,730	0.4
TPF Generation Holdings, Term Loan, VAR, 4.491%, 12/15/14	81		78,020	0.1

Total Utilities			1,273,914	1.2

Total Loan Participations & Assignments
(Cost $19,448,060)			18,492,688	17.2%

ASSET-BACKED SECURITIES — 1.4%
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.942%, 01/25/35[3,9]	115		5,146	0.0	[12]
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.742%, 09/25/34[3,9]	46		6,471	0.0	[12]
Unipac IX LLC, 13.000%, 04/11/13[3,9]	1,500		1,486,087	1.4

Total Asset-Backed Securities
(Cost $1,643,105)			1,497,704	1.4

Total Fixed Income Investments
(Cost) $142,482,034)			139,866,522	130.0

PREFERRED STOCKS — 3.7%
CONSUMER DISCRETIONARY — 1.4%
AUTO COMPONENTS — 0.0%
Glasstech, Inc., Pfd, Series C,[1,3,9]	— [11]		—	0.0

AUTOMOBILES — 0.3%
General Motors Co., Series B, Convertible Pfd, 4.750%, 12/01/13 ($50 par value)	7		292,950	0.3

DIVERSIFIED CONSUMER SERVICES — 0.6%
Carriage Services Capital Trust, Convertible Pfd, 7.000%, 06/01/29 ($50 par value)[15]	16		711,000	0.6

HOUSEHOLD DURABLES — 0.3%%
M/I Homes, Inc., Pfd, Series A, 9.750%, 05/17/12 ($25 par value)[1,15]	21		346,439	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

MEDIA — 0.2%
Spanish Broadcasting System, Inc., Pfd[1,3,9]	$481		$2,888	0.0%[12]
Spanish Broadcasting System, Inc., Pfd, Series B, PIK, 10.750%, 05/03/12 ($1,000 par value)[1,3,9,15]	—	[11]	181,800	0.2

			184,688	0.2

Total Consumer Discretionary			1,535,077	1.4

CONSUMER STAPLES — 0.0%
FOOD PRODUCTS — 0.0%
Eurofresh, Inc., Pfd, ADR[1,3,9]	—	[11]	—	0.0

FINANCIALS — 2.2%
COMMERCIAL BANKS — 1.5%
CoBank ACB, Pfd, Series D, 11.000%, 10/01/14 ($50 par value)[15]	30		1,631,250	1.5

CONSUMER FINANCE — 0.5%
Ally Financial, Inc., 7.000%, 05/03/12 ($2,000 par value)[2,15]	1		509,058	0.4
GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)[15]	4		83,196	0.1

			592,254	0.5
INSURANCE — 0.2%
XLIT Ltd., (Cayman Islands), Series D, VAR, 3.687%, 04/16/12 ($1,000 par value)[15]	—	[11]	178,844	0.2

Total Financials			2,402,348	2.2

INFORMATION TECHNOLOGY — 0.0%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., (Bermuda)[1,3,9]	2		—	0.0

MATERIALS — 0.1%
CONTAINERS & PACKAGING — 0.1%
Constar International, Inc., Pfd[1,3,9]	—	[11]	96,823	0.1

Total Preferred Stocks
(cost $4,887,416)			4,034,248	3.7

COMMON STOCKS — 2.9%
CONSUMER DISCRETIONARY — 0.9%
AUTO COMPONENTS — 0.0%
Glasstech, Inc., Class C1,3,9	—	[11]	—	0.0

AUTOMOBILES — 0.4%
General Motors Co.[1]	$15		$383,032	0.4%

BROADCASTING & CABLE TV — 0.0%[12]
Adelphia Recovery Trust[1,3,9]	157		2	0.0	[12]
Adelphia Recovery Trust[3,9]	1,297		3,242	0.0	[12]

			3,244	0.0	[12]
HOTELS, RESTAURANTS & LEISURE — 0.0%[12]
Real Mex Restaurants, Inc., Class B, ADR[1,3,9]	200		11,400	0.0	[12]

LEISURE EQUIPMENT & PRODUCTS — 0.5%
True Temper Holdings, Inc. ADR[1,3,9]	43		511,652	0.5

Total Consumer Discretionary			909,328	0.9

CONSUMER STAPLES — 0.0%
FOOD PRODUCTS — 0.0%
Eurofresh, Inc., ADR[1,3,9]	106		—	0.0

FINANCIALS — 0.7%
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Capmark Financial Group, Inc.[1]	33		742,435	0.7

INDUSTRIALS — 0.0%[12]
BUILDING PRODUCTS — 0.0%[12]
Jupiter Holding I Corp.[1,3,9]	8		24,507	0.0	[12]

COMMERCIAL SERVICES & SUPPLIES — 0.0%[12]
Quad/Graphics, Inc.	—	[11]	5,115	0.0	[12]

Total Industrials			29,622	0.0	[12]

INFORMATION TECHNOLOGY — 0.2%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., (Bermuda)[1,3,9]	8		—	0.0

IT SERVICES — 0.1%
Unisys Corp.[1]	3		63,380	0.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Magnachip Semiconductor Corp., (Luxembourg)[1]	14		169,680	0.1

Total Information Technology			233,060	0.2

MATERIALS — 1.1%
CHEMICALS — 0.4%
LyondellBasell Industries N.V., (Netherlands), Class A	9		377,267	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSTRUCTION MATERIALS — 0.0%[12]
U.S. Concrete, Inc.[1]	$10	$46,698	0.0%[12]

CONTAINERS & PACKAGING — 0.0%[12]
Constar International, Inc., ADR[1,3,9]	4	2,012	0.0	[12]

METALS & MINING — 0.2%
Wolverine Tube, Inc., ADR[1,3,9]	8	208,575	0.2

PAPER & FOREST PRODUCTS — 0.5%
AbitibiBowater, Inc., (Canada)[1]	39	555,076	0.5

Total Materials		1,189,628	1.1

TELECOMMUNICATION SERVICES — 0.0%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0%
XO Holdings, Inc.[1,3,9]	1	—	0.0

UTILITIES — 0.0%[12]
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0%[12]
GenOn Energy, Inc.[1]	3	5,506	0.0	[12]

Total Common Stocks
(cost $5,097,502)		3,109,579	2.9

WARRANTS — 0.4%
CONSUMER DISCRETIONARY — 0.4%
AUTOMOBILES — 0.4%
General Motors Co., expiring 07/10/16[1]	14	225,686	0.2
General Motors Co., expiring 07/10/19[1]	14	151,995	0.2

Total Warrants
(cost $486,355)		377,681	0.4

Total Equity Investments
(cost $10,471,273)		7,521,508	7.0

SHORT-TERM INVESTMENT — 0.6%
INVESTMENT COMPANY — 0.6%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190%[5,13] (cost $649,385)	649	649,385	0.6

Total Investments
(cost $153,602,692)		148,037,415	137.6

Preferred Stock and Liabilities in Excess of Other Assets		(40,489,304)	(37.6)

Net Assets Applicable to Common Stockholders		$107,548,111	100.0

ADR	American Depositary Receipt
Co	Company
DIP	Debtor-in-Possession
Guar	Guaranteed
Jr	Junior
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2012.
*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $38,259,019 and 35.6% of net assets applicable to common stockholders.

[3]	Fair valued security. These securities amounted to $4,466,233 and 4.2% of net assets applicable to common stockholders.
[4]	Security in default.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[7]	Step-up bond. Interest rate is effective rate as of March 31, 2012.
[9]	Security deemed to be illiquid. These securities amounted to $4,466,233 and 4.2% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, unfunded commitments, TBAs, when-issued securities and/or delayed delivery securities.
[11]	Amount rounds to less than one thousand (par or shares).
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of March 31, 2012.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2012.

[15]

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2012.

^	All or a portion of the security is unsettled as of March 31, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,731,441
Aggregate gross unrealized depreciation	(13,296,718)

Net unrealized appreciation/depreciation	$(5,565,277)

Federal income tax cost of investments	$153,602,692

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

A. SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Adviser (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at March 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$383,032	$—	$526,296		$909,328
Consumer Staples	—	—	—	(a)	—	(a)
Financials	742,435	—	—		742,435
Industrials	5,115	—	24,507		29,622
Information Technology	233,060	—	—	(a)	233,060
Materials	979,041	—	210,587		1,189,628
Telecommunication Services	—	—	—	(a)	—	(a)
Utilities	5,506	—	—		5,506

Total Common Stocks	2,348,189	—	761,390		3,109,579

Preferred Stocks
Consumer Discretionary	—	1,350,389	184,688		1,535,077
Consumer Staples	—	—	—	(a)	—	(a)
Financials	—	2,402,348	—		2,402,348
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	96,823		96,823

Total Preferred Stocks	—	3,752,737	281,511		4,034,248

Debt Securities
Asset-Backed Securities	—	—	1,497,704		1,497,704
Convertible Bonds
Consumer Discretionary	—	—	76,923		76,923
Materials	—	46,805	—		46,805

Total Convertible Bonds	—	46,805	76,923		123,728

Commercial Mortgage-Backed Security	—	796,605	—		796,605
Corporate Bonds
Consumer Discretionary	—	27,909,412	261,609		28,171,021
Consumer Staples	—	4,655,428	254,240		4,909,668
Energy	—	15,566,869	—		15,566,869

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Financials	$—	$15,846,330	$—	$15,846,330
Health Care	—	7,986,573	307,438	8,294,011
Industrials	—	10,889,699	1,824,871	12,714,570
Information Technology	—	6,401,048	—	6,401,048
Materials	—	13,277,441	1,025,418	14,302,859
Telecommunication Services	—	8,292,759	—	8,292,759
Utilities	—	3,836,662	620,000	4,456,662

Total Corporate Bonds	—	114,662,221	4,293,576	118,955,797

Total Debt Securities	—	115,505,631	5,868,203	121,373,834

Loan Participations & Assignments
Consumer Discretionary	—	7,993,436	—	7,993,436
Consumer Staples	—	971,440	—	971,440
Energy	—	90,517	—	90,517
Financials	—	719,846	—	719,846
Health Care	—	331,058	—	331,058
Industrials	—	2,981,448	—	2,981,448
Information Technology	—	1,785,905	—	1,785,905
Materials	—	1,982,999	—	1,982,999
Telecommunication Services	—	362,125	—	362,125
Utilities	—	1,273,914	—	1,273,914

Total Loan Participations & Assignments	—	18,492,688	—	18,492,688

Warrants
Consumer Discretionary	—	377,681	—	377,681
Short-Term Investment
Investment Company	649,385	—	—	649,385

Total Investments in Securities	$2,997,574	$138,128,737	$6,911,104	$148,037,415

(a)	Security has a zero value.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/12
Investments in Securities
Asset-Backed Securities	$1,499,754		$—	$(4,256)	$2,681	$—	$(475)	$—	$—	$1,497,704
Common Stocks — Consumer Discretionary	887,184		440,488	(378,124)	—	11,400	(440,488)	5,836	—	526,296
Common Stocks — Consumer Staples	—	(a)	—	—	—	—	—	—	—	—	(a)

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

	Balance as of 12/31/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/12
Common Stocks — Industrials	$40,845		$—	$(16,338)	$—	$—		$—	$—	$—	$24,507
Common Stocks — Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Materials	217,747		6,328	(7,160)	—	—		(6,328)	—	—	210,587
Common Stocks — Telecommunication Services	—	(a)	—	—	—	—	(a)	—	—	—	—	(a)
Convertible Bonds — Consumer Discretionary	—		—	—	—	76,923		—	—	—	76,923
Corporate Bonds — Consumer Discretionary	145,041		(103,178)	83,066	—	225,000		(88,320)	—	—	261,609
Corporate Bonds — Consumer Staples	414,702		—	(178,134)	—	17,672		—	—	—	254,240
Corporate Bonds — Health Care	792,048		—	(660,777)	(389)	176,556		—	—	—	307,438
Corporate Bonds — Industrials	—		—	53,713	(615)	750,000		(36,015)	1,057,788	—	1,824,871
Corporate Bonds — Materials	973,265		—	40,182	2,799	9,172		—	—	—	1,025,418
Corporate Bonds — Utilities	—		—	10,000	—	—		—	610,000	—	620,000
Loan Participations & Assignments — Information Technology	728,764		(13,154)	21,937	5,380	—		(742,927)	—	—	—
Preferred Stocks — Consumer Discretionary	200,078		—	(15,390)	—	—		—	—	—	184,688
Preferred Stocks — Consumer Staples	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Materials	90,682		—	6,141	—	—		—	—	—	96,823

Total	$5,990,110		$330,484	$(1,045,140)	$9,856	$1,266,723		$(1,314,553)	$1,673,624	$—	$6,911,104

(a)	Security has a zero value.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $(761,072).

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 3/31/2012		Valuation Techniques#	Unobservable Inputs	Range (Weighted Average)
	$13,412		Market Comparable Companies	EBITDA Multiple (b)	5.4x -6.904x (6.75x)
				Discount for lack of marketability (a)	20% -30% (28.50%)

	511,652		Consensus Pricing	Offered Quotes Discount for lack of marketability (a)	$14 (N/A) 15% (N/A)

Common Stock	525,064
	96,823		Discounted Cash Flow	Discount for lack of marketability (a)	15% (N/A)
				Probability of Default	100% (N/A)

	0	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.4x - 6.12x (N/A)
				Discount for lack of marketability (a)	30% (N/A)

Preferred Stock	96,823
	1,185,231		Market Comparable Companies	EBITDA Multiple (b)	5.9x -6.904x (6.31x)
				Discount for lack of marketability (a)	20% -30% (25.97%)
				Probability of Default	86% (N/A)

Corporate Bond	1,185,231

	1,486,087		Discounted Cash Flow	Constant Prepayment Rate	14% (N/A)

Asset-Backed Securities	1,486,087

	0		Contingent Claim	Likelihood of Trigger Event	0% (N/A)

Equity Rights	0

#	The table above does not include securities that are valued by broker quotes. At March 31, 2012 the value of these securities is $3,617,900.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments
(b)	Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in Preferred Stock being valued at zero.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2012 (Unaudited)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, projected cash flow discounted rates and prepayment rates may decrease (increase) the fair value measurement.

PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Fergus Reid, III

Chairman and Director

William J. Armstrong

Director

John F. Finn

Director

Dr. Matthew Goldstein

Director

Robert J. Higgins

Director

Frankie D. Hughes

Director

Peter C. Marshall

Director

Marilyn McCoy

Director

William G. Morton, Jr.

Director

Robert A. Oden, Jr.

Director

Frederick W. Ruebeck

Director

James J. Schonbachler

Director

Leonard M. Spalding, Jr.

Director

Patricia A. Maleski

President and Principal Executive Officer

Joy C. Dowd

Treasurer and Principal Financial Officer

Stephen M. Ungerman

Chief Compliance Officer

Frank J. Nasta

Secretary

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Trust Company, N.A.

Legal Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel

Kramer Levin Naftalis & Frankel LLP

Executive Offices

Pacholder High Yield Fund, Inc.

270 Park Avenue

New York, NY 10017

Shareholder Services

(877) 217-9502

Please visit our web site, www.pacholder.com, for information on the Fund’s net asset value, share price, news releases, and Securities and Exchange Commission filings. We created this site to provide stockholders quick and easy access to the most timely information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

FIRST QUARTER

MARCH 31, 2012

(UNAUDITED)